Investment in associates (Details 2) $ in Thousands	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Current liabilities	$ (3,784,000)			$ (5,116,000)
Net assets	216,981,000			167,018,000
Company s equity share of net assets of associate	58,700,000	$ 58,700	$ 59,990,000	0
Dolly Varden [Member]
Statement [Line Items]
Current assets		22,866
Non-current assets		157,440
Current liabilities		(3,689)
Non-current liabilities		0
Net assets		176,617
Company s equity share of net assets of associate	58,584,000	58,584	59,990,000	0
UMS [Member]
Statement [Line Items]
Current assets		1,209
Non-current assets		2,791
Current liabilities		(2,013)
Non-current liabilities		1,523
Net assets		464
Company s equity share of net assets of associate	$ 116,000	$ 116	$ 0	$ 0